INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	Weighted Average Useful life	December 31,
	(Years)	2019	2018
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
IP R&D	6	3,659	3,659

		$18,239	$18,239
Accumulated amortization:

Technology		$9,111	$8,563
Backlog		1,877	1,877
Customer relationships		3,592	2,838
IP R&D		305	-

		$14,885	$13,278

Amortized cost		$3,354	$4,961

b.	Amortization expense for the years ended December 31, 2019, 2018 and 2017 were $ 1,607, $ 1,631 and $ 1,477, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2020	610
2021	610
2022	610
Thereafter	1,524

Total	3,354